Other income - Summary of other income (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Material income and expense [abstract]
Payroll tax rebate			$ 2
Subsidies and grants		$ 10
Bad debt recovery		15
Other sundry income	$ 1
Other income	$ 1	$ 25	$ 2